Document and Entity Information	Oct. 23, 2019
Cover page.
Written Communications	false
Document Type	8-K
Document Period End Date	Oct. 23, 2019
Entity File Number	1-8944
Entity Registrant Name	CLEVELAND-CLIFFS INC.
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1464672
Entity Address, Address Line One	200 Public Square,
Entity Address, City or Town	Cleveland,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44114-2315
City Area Code	216
Local Phone Number	694-5700
Title of 12(b) Security	Common Shares, par value $0.125 per share
Trading Symbol	CLF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000764065
Amendment Flag	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false